Average Annual Total Returns - Admiral - Vanguard International Dividend Appreciation Index Fund	Admiral Shares 1 Year	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions Inception Date	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	NASDAQ International Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 1 Year	NASDAQ International Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) Since Inception	NASDAQ International Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	14.53%	11.74%	Mar. 02, 2016	14.16%	11.31%	Mar. 02, 2016	8.84%	9.28%	Mar. 02, 2016	15.35%	12.18%	Mar. 02, 2016